Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates Used to Translate Amounts

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB):

Period Covered	Balance Sheet Date Rates	Average Rates
Year ended December 31, 2025	7.0288	7.1429
Year ended December 31, 2024	7.1884	7.1217

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2025	0.8535	0.8822
Year ended December 31, 2024	0.9552	0.9503

Schedule of Gains and Losses on Marketable Securities

TDH Holdings’ investments in marketable securities are accounted for pursuant to ASC 321 and reported at their readily determinable fair value as quoted by market exchanges in the consolidated balance sheets with change in fair value recognized in earnings. Gains and losses on marketable securities are as follows:

	For the Years Ended December 31,
In millions of USD	2025	2024	2023
Net gains (losses) during the period on marketable securities(1)	$10.80	$6.67	$(2.64)
Less: Realized net gains (losses) on marketable securities	7.47	6.23	0.44
Unrealized gains (losses) on marketable securities	3.33	0.44	(3.08)

(1)	Included in “investment income” in the accompanying consolidated statements of operations and comprehensive loss.

Schedule of Property and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is calculated based on their cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 years

Schedule of Assets Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observation Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance
Publicly listed equity securities
As of December 31, 2025	$14,531,930	-	-	14,531,930
As of December 31, 2024	$12,952,597	-	-	12,952,597

Schedule of Maturity of Future Lease Collections

Future lease collections generated from contracts already signed with customers for the following five years as of December 31, 2025 were as follows:

As of December 31, 2025
2026	$1,232,810
2027	557,960
2028	76,840
2029	-
2030 and threafter	-
Total	$1,867,610